Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
30.	SUBSEQUENT EVENTS

(1) On January 27, 2015, a special resolution was adopted by the Company’s shareholders at its annual general meeting to adopt a Fourth Amended and Restated Memorandum and Articles of Association (the “Amended M&A”), pursuant to which, (i) each share issued and outstanding immediately prior to the adoption of the Amended M&A was re-designated as a Class A Ordinary Share; and (ii) a new class of convertible shares was created (the “Class B Ordinary Shares”, and together with Class A Ordinary Shares, the “Shares”). The Amended M&A provides that each Class B Ordinary Share entitles the holder thereof to 10 votes on any ordinary resolution or special resolution.

The directors of the Company had resolved, subject to the adoption of the Amended M&A, to issue 45,787,948 Class B Ordinary Shares to Morgancreek Investment Holdings Limited (“Morgancreek”), in exchange of 45,787,948 Class A Ordinary Shares held by Morgancreek. As of January 27, 2015, the date of the annual general meeting, Morgancreek held 45,787,948 ordinary shares and 4,660,976 American Depository Shares (representing 13,982,928 ordinary shares) of the Company. Mr. Jianyu Yang, the chairman and chief executive officer of the Company and Mr. Zheng Cheng, the president, chief operating officer and a director of the Company, beneficially owns 60% and 40% equity interest of Morgancreek, respectively.

(2) On March 27, 2015, the Company announced the signing of a purchase agreement to acquire 100% equity interests in Fortis Healthcare Singapore Pte. Limited (“FSH”) from Fortis Healthcare International Pte. Limited, which is a private facility in Singapore that was established in July 2012, currently with 31 bed patient capacity, for a cash consideration of SGD55,000 (RMB257,666). The consideration was paid on April 6, 2015 and the acquisition was closed on April 7, 2015.

After the acquisition, the Company will start the application to Singapore’s Ministry of Health to change the FSH name into Singapore Concord Cancer Hospital, and to add more medical specialties (e.g. oncology, cardiology, respiratory, dermatology, renal medicine, endocrinology radiotherapy, and robot-assisted surgery).

The Company is in the process of completing the initial accounting for the business combination at the date of these financial statements.